Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES

6. INCOME TAXES

NFT Ltd is incorporated in Cayman Islands. Takung Exchange Ltd is incorporated in Wyoming USA. Takung Digital Ltd is incorporated in New York. Metaverse HK were incorporated in Hong Kong S.A.R. People’s Republic of China and is subject to Hong Kong profits tax.

United States of America

As of December 31, 2025 and 2024, the Company in the United States had $13,344 and $8,192 in net operating loss carry forwards available to offset future taxable income, respectively. For net operating losses arising after December 31, 2017, the Tax Act limits the Company’s ability to utilize NOL carryforwards to 80% of taxable income and carryforward the NOL indefinitely. NOLs generated prior to January 1, 2018 will not be subject to the taxable income limitation and will begin to expire in 2033 if not utilized.

Hong Kong

Two-tier Profits Tax Rates

The two-tier profits tax rates system was introduced under the Inland Revenue (Amendment)(No.3) Ordinance 2018 (“the Ordinance”) of Hong Kong became effective for the assessment year 2018/2019. Under the two-tier profit tax rates regime, the profits tax rate for the first HKD 2 million (approximately $257,311) of assessable profits of a corporation will be subject to the lowered tax rate, 8.25% while the remaining assessable profits will be subject to the legacy tax rate, 16.5%. The Ordinance only allows one entity within a group of “connected entities” is eligible for the two-tier tax rate benefit. An entity is a connected entity of another entity if (1) one of them has control over the other; (2) both of them are under the control (more than 50% of the issued share capital) of the same entity; (3) in the case of the first entity being a natural person carrying on a sole proprietorship business-the other entity is the same person carrying on another sole proprietorship business. Since Metaverse HK are wholly owned and under the control of NFT limited, these entities are connected entities. Under the Ordinance, it is an entity’s election to nominate the entity that will be subject to the two-tier profits tax rates on its profits tax return. The election is irrevocable. The Company elected Metaverse HK to be subject to the two-tier profits tax rates.

The provision for deferred taxes of Metaverse HK has been calculated by applying the new tax rate of 16.5%.

As of December 31, 2025 and 2024, the Company’s subsidiary in Hong Kong did not have any net operating loss carry forwards available to offset future taxable income, respectively.

The income tax expense/(credit) was $15,598, $(335,748), $94,947 for the years ended December 31, 2025, 2024 and 2023, respectively, related primarily to the Company’s subsidiaries located outside of the U.S.

The income tax provision consists of the following components:

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Current:
Federal	$-	$-	$-
State	-	-	-
Foreign	15,598	(335,748)	94,947
Total current income tax expenses/(credit), continuing operations	15,598	(335,748)	94,947
Current income tax expenses, discontinued operations	-	-	-
Total current	$15,598	$(335,748)	$94,947

Deferred:
Federal	$-	$-	$-
State	-	-	-
Foreign	-	-	-
Total deferred income tax expenses, continuing operations	-	-	-
Deferred income tax expenses, discontinued operations	-	-	-
Total deferred	$-	$-	$-
Total income tax expense/(credit)	$15,598	$(335,748)	$94,947

A reconciliation between the Company’s actual provision for income taxes is as follow:

Continuing operations

The effective tax rate for the continuing operations was (1.2%), (5.6)% and (5.9)% for the years ended December 31, 2025, 2024 and 2023, respectively.

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
(Loss)/Profit before income tax expense	$(1,346,672)	$5,960,767	$(1,610,047)
Computed tax benefit with statutory tax rate	(222,201)	983,527	(338,110)
Over provision of current taxation in respect of prior year	(14,853)	(350,590)	-
Impact of different tax rates in other jurisdictions	272,847	(954,146)	(52,799)
Impact of preferred tax rate	(21,277)	(14,854)	-
Changes in valuation allowance	1,082	315	485,856
Total income tax expense	$15,598	$(335,748)	$94,947

Discontinued operations

The effective tax rate for the discontinued operations was 0.0%, 0.0% and 0.0% for the years ended December 31, 2025, 2024 and 2023, respectively.

	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023
Loss before income tax expense	$-	$-	$(21,946)
Computed tax benefit with statutory tax rate	-	-	(4,608)
Impact of different tax rates in other jurisdictions	-	-	(988)
Effect of preferred tax rate	-	-	3,621
Changes in valuation allowance	-	-	1,975
Total income tax expense	$-	$-	$-

The approximate tax effects of temporary differences, which give rise to the deferred tax assets and liabilities are as follows:

Continuing operations

	As of December 31,	As of December 31,
	2025	2024
Deferred tax assets
Tax loss carried forward	$13,344	$8,192
Total deferred tax assets	2,802	1,720
Less: valuation allowance	(2,802)	(1,720)
Total deferred tax assets, net of valuation allowance	-	-

Deferred tax liabilities
Total Deferred tax liabilities	$-	$-
Deferred tax assets, net of valuation allowance and deferred tax liabilities	$-	$-

Discontinued operations

	As of December 31,	As of December 31,
	2025	2024
Deferred tax assets
Tax loss carried forward	$-	$-
Provision for doubtful accounts	-	-
PPE, due to difference in depreciation	-	-
Total deferred tax assets	-	-
Less: valuation allowance	-	-
Total deferred tax assets, net of valuation allowance	-	-

Deferred tax liabilities
Total Deferred tax liabilities	$-	$-
Deferred tax assets, net of valuation allowance and deferred tax liabilities	$-	$-

Uncertain tax positions

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by the respective jurisdictions, where applicable. The statute of limitations for the tax returns varies by jurisdictions.

The amounts of uncertain tax liabilities listed above are based on the recognition and measurement criteria of ASC Topic 740, and the balance is presented as current liability in the consolidated financial statements as of December 31, 2025 and 2024. The Company anticipated that the settlements with the taxing authority are remitted within one year.

Our policy is to include interest and penalty charges related to uncertain tax liabilities as necessary in the provision for income taxes. The Company has a liability for accrued interest of $nil as of December 31, 2025 and 2024, respectively.

The statute of limitations for the Internal Revenue Services to assess the income tax returns on a taxpayer expires three years from the due date of the profits tax return or the date on which it was filed, whichever is later.

In accordance with the Hong Kong profits tax regulations, a tax assessment by the IRD may be initiated within six years after the relevant year of assessment, but extendable to 10 years in the case of potential willful underpayment or evasion.